Visio 2021-1R Trust ABS-15G

Exhibit 99.5

Data Compare (Non-Ignored)
Run Date - 3/18/2021 4:54:17 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment